Segment Information - Summary (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Summary information by segment
Number of principal business segments | segment	3
Net revenues	$ 1,030,936	$ 880,669	$ 768,241
Costs of revenues	$ 354,696	$ 335,380	$ 290,341
Gross margin (as a percent)	66.00%	62.00%	62.00%
Operating expenses:
Sales and marketing	$ 247,068	$ 230,428	$ 228,927
Product development	216,228	209,771	192,322
General and administrative	99,474	92,868	83,039
Goodwill and acquired intangibles impairment	40,194		14,526
Total operating expenses	602,964	533,067	518,814
Income (loss) from operations	73,276	12,222	(40,914)
Interest and other income, net	26,213	22,392	28,925
Change in fair value of option liability (Note 7 for 2014 and Note 4 for 2016)	(28,456)		(46,972)
Income (loss) from equity method investments, net	(11,766)	218	19,471
Realized gain on long-term investments	289,693	19,790	227,824
Investment related impairment	(44,433)	(8,479)	(19,593)
Income before income tax expense	304,527	46,143	168,741
Income tax expense	(27,219)	(10,420)	(6,970)
Net income	277,308	35,723	161,771
Operating segments | Portal advertising & Others
Summary information by segment
Net revenues	379,021	402,778	434,069
Costs of revenues	$ 183,751	$ 193,420	$ 206,742
Gross margin (as a percent)	52.00%	52.00%	52.00%
Operating expenses:
Sales and marketing	$ 102,384	$ 104,369	$ 108,566
Product development	62,140	66,327	66,490
General and administrative	58,256	63,943	56,556
Goodwill and acquired intangibles impairment	40,194		14,526
Total operating expenses	262,974	234,639	246,138
Income (loss) from operations	(67,704)	(25,281)	(18,811)
Interest and other income, net	17,456	16,048	22,145
Change in fair value of option liability (Note 7 for 2014 and Note 4 for 2016)	(28,456)
Income (loss) from equity method investments, net	(11,636)	224	19,476
Realized gain on long-term investments	289,159	18,846	227,343
Investment related impairment	(4,272)	(474)	(17,072)
Income before income tax expense	194,547	9,363	233,081
Income tax expense	(22,903)	(7,829)	(5,842)
Net income	171,644	1,534	227,239
Operating segments | Portal advertising
Summary information by segment
Net revenues	304,090	340,814	375,504
Costs of revenues	$ 136,196	$ 157,862	$ 172,078
Gross margin (as a percent)	55.00%	54.00%	54.00%
Operating segments | Others
Summary information by segment
Net revenues	$ 74,931	$ 61,964	$ 58,565
Costs of revenues	$ 47,555	$ 35,558	$ 34,664
Gross margin (as a percent)	37.00%	43.00%	41.00%
Operating segments | Weibo
Summary information by segment
Net revenues	$ 655,800	$ 477,891	$ 334,172
Costs of revenues	$ 171,231	$ 141,960	$ 83,599
Gross margin (as a percent)	74.00%	70.00%	75.00%
Operating expenses:
Sales and marketing	$ 148,283	$ 126,059	$ 120,361
Product development	154,088	143,444	125,832
General and administrative	41,218	28,925	26,483
Total operating expenses	343,589	298,428	272,676
Income (loss) from operations	140,980	37,503	(22,103)
Interest and other income, net	8,757	6,344	6,780
Change in fair value of option liability (Note 7 for 2014 and Note 4 for 2016)			(46,972)
Income (loss) from equity method investments, net	(130)	(6)	(5)
Realized gain on long-term investments	534	944	481
Investment related impairment	(40,161)	(8,005)	(2,521)
Income before income tax expense	109,980	36,780	(64,340)
Income tax expense	(4,316)	(2,591)	(1,128)
Net income	105,664	$ 34,189	$ (65,468)
Eliminations
Summary information by segment
Net revenues	(3,885)
Costs of revenues	(286)
Operating expenses:
Sales and marketing	(3,599)
Total operating expenses	$ (3,599)